Fidelity®

Freedom

Funds - Income, 2000, 2010, 2020, 2030, 2040

Annual Report

March 31, 2001

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the funds have done over time.
Fund Talk	<Click Here>	The manager's review of the funds' performance, strategy and outlook.
Freedom Income	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2000	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2010	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2020	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2030	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2040	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Distributions	<Click Here>

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Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Despite the Federal Reserve Board's third interest rate cut of 2001, equities continued to slump through the end of March, as the correction that began in the technology and telecommunications sectors spread to other segments of the market. The S&P 500® suffered its worst quarterly loss since the third quarter of 1990. Investment-grade bonds were a welcome sanctuary from the turbulence; corporate bonds in particular had a strong quarter.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. Freedom Funds are already diversified because they invest in stock, bond and money market funds with both domestic and foreign exposures. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Freedom Income Fund®

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the fund's total returns would have been lower.

Cumulative Total Returns

Periods ended March 31, 2001	Past 1 year	Life of fund
Fidelity Freedom Income	1.77%	40.84%
Fidelity Freedom Income Composite	1.88%	39.93%
Wilshire 5000	-24.77%	63.44%
LB Aggregate Bond	12.53%	38.35%
LB 3 Month T-Bill	6.39%	27.04%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom Income Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Total Market Index, the Lehman Brothers Aggregate Bond Index, and the Lehman Brothers 3 Month Treasury Bill Index according to the composite benchmark weightings. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended March 31, 2001	Past 1 year	Life of fund
Fidelity Freedom Income	1.77%	7.99%
Fidelity Freedom Income Composite	1.88%	7.83%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Fidelity Freedom Income Fund
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Freedom Income Fund on October 17, 1996, when the fund started. As the chart shows, by March 31, 2001, the value of the investment would have grown to $14,084 - a 40.84% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $13,835 - a 38.35% increase. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Fidelity Freedom Income Composite Index would have grown to $13,993 - a 39.93% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Freedom 2000 Fund®

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the fund's total returns would have been lower.

Cumulative Total Returns

Periods ended March 31, 2001	Past 1 year	Life of fund
Fidelity Freedom 2000	-2.95%	53.59%
Fidelity Freedom 2000 Composite	-2.56%	50.56%
Wilshire 5000	-24.77%	63.44%
LB Aggregate Bond	12.53%	38.35%
LB 3 Month T-Bill	6.39%	27.04%
ML High Yield Master II	2.04%	23.77%
MSCI EAFE®	-25.74%	17.20%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2000 Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Total Market Index, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE®) Index, the Lehman Brothers Aggregate Bond Index, the Merrill Lynch High Yield Master II Index, and the Lehman Brothers 3 Month Treasury Bill Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended March 31, 2001	Past 1 year	Life of fund
Fidelity Freedom 2000	-2.95%	10.11%
Fidelity Freedom 2000 Composite	-2.56%	9.62%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Fidelity Freedom 2000 Fund
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2000 Fund on October 17, 1996, when the fund started. As the chart shows, by March 31, 2001, the value of the investment would have grown to $15,359 - a 53.59% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $13,835 - a 38.35% increase. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Fidelity Freedom 2000 Composite Index would have grown to $15,056 - a 50.56% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Freedom 2010 Fund®

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the fund's total returns would have been lower.

Cumulative Total Returns

Periods ended March 31, 2001	Past 1 year	Life of fund
Fidelity Freedom 2010	-10.00%	64.33%
Fidelity Freedom 2010 Composite	-9.26%	57.75%
Wilshire 5000	-24.77%	63.44%
LB Aggregate Bond	12.53%	38.35%
LB 3 Month T-Bill	6.39%	27.04%
ML High Yield Master II	2.04%	23.77%
MSCI EAFE	-25.74%	17.20%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2010 Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Total Market Index, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, the Lehman Brothers Aggregate Bond Index, the Merrill Lynch High Yield Master II Index, and the Lehman Brothers 3 Month Treasury Bill Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended March 31, 2001	Past 1 year	Life of fund
Fidelity Freedom 2010	-10.00%	11.80%
Fidelity Freedom 2010 Composite	-9.26%	10.77%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Fidelity Freedom 2010 Fund
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2010 Fund on October 17, 1996, when the fund started. As the chart shows, by March 31, 2001, the value of the investment would have grown to $16,433 - a 64.33% increase on the initial investment. For comparison, look at how the S&P 500® Index, a market capitalization-weighted index of common stocks, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $17,501 - a 75.01% increase. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Fidelity Freedom 2010 Composite Index would have grown to $15,775 - a 57.75% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Freedom 2020 Fund®

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the fund's total returns would have been lower.

Cumulative Total Returns

Periods ended March 31, 2001	Past 1 year	Life of fund
Fidelity Freedom 2020	-17.23%	66.71%
Fidelity Freedom 2020 Composite	-16.58%	56.48%
Wilshire 5000	-24.77%	63.44%
LB Aggregate Bond	12.53%	38.35%
ML High Yield Master II	2.04%	23.77%
MSCI EAFE	-25.74%	17.20%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2020 Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Total Market Index, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, the Lehman Brothers Aggregate Bond Index, and the Merrill Lynch High Yield Master II Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended March 31, 2001	Past 1 year	Life of fund
Fidelity Freedom 2020	-17.23%	12.16%
Fidelity Freedom 2020 Composite	-16.58%	10.57%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Fidelity Freedom 2020 Fund
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2020 Fund on October 17, 1996, when the fund started. As the chart shows, by March 31, 2001, the value of the investment would have grown to $16,671 - a 66.71% increase on the initial investment. For comparison, look at how the S&P 500 Index, a market capitalization-weighted index of common stocks, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $17,501 - a 75.01% increase. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Fidelity Freedom 2020 Composite Index would have grown to $15,648 - a 56.48% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Freedom 2030 Fund®

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the fund's total returns would have been lower.

Cumulative Total Returns

Periods ended March 31, 2001	Past 1 year	Life of fund
Fidelity Freedom 2030	-20.78%	64.74%
Fidelity Freedom 2030 Composite	-20.06%	52.58%
Wilshire 5000	-24.77%	63.44%
LB Aggregate Bond	12.53%	38.35%
ML High Yield Master II	2.04%	23.77%
MSCI EAFE	-25.74%	17.20%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2030 Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Total Market Index, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, the Lehman Brothers Aggregate Bond Index, and the Merrill Lynch High Yield Master II Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended March 31, 2001	Past 1 year	Life of fund
Fidelity Freedom 2030	-20.78%	11.86%
Fidelity Freedom 2030 Composite	-20.06%	9.95%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Fidelity Freedom 2030 Fund
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2030 Fund on October 17, 1996, when the fund started. As the chart shows, by March 31, 2001, the value of the investment would have grown to $16,474 - a 64.74% increase on the initial investment. For comparison, look at how the S&P 500 Index, a market capitalization-weighted index of common stocks, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $17,501 - a 75.01% increase. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Fidelity Freedom 2030 Composite Index would have grown to $15,258 - a 52.58% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Freedom 2040 Fund SM

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the fund's total returns would have been lower.

Cumulative Total Returns

Period ended March 31, 2001	Life of fund
Fidelity Freedom 2040	-23.28%
Fidelity Freedom 2040 Composite	-21.04%
Wilshire 5000	-23.78%
ML High Yield Master II	-0.77%
MSCI EAFE	-19.82%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case since the fund started on September 6, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2040 Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Total Market Index, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, and the Merrill Lynch High Yield Master II Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

These numbers will be reported once the fund is a year old.

Annual Report

Fidelity Freedom 2040 Fund
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2040 Fund on September 6, 2000, when the fund started. As the chart shows, by March 31, 2001, the value of the investment would have been $7,672 - a 23.28% decrease on the initial investment. For comparison, look at how the S&P 500 Index, a market capitalization-weighted index of common stocks, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $7,826 - a 21.74% decrease. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Fidelity Freedom 2040 Composite Index would have been $7,896 - a 21.04% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fund Talk: The Manager's Overview

Market Recap

A sharply decelerating economy exacted a toll on corporate profits in many industries during the 12-month period ending March 31, 2001. As a result, the U.S. stock market followed suit, sending stock valuations - companies' stock prices relative to their earnings - to considerably lower levels. Stock prices in the technology sector led the broader market's decline, as overcapacity in some key industries and a reduction in corporate information technology spending fueled a correction. The tech-heavy NASDAQ Composite® Index declined 59.67% during the period. The weakening economy and the brisk pace of lower-than-expected corporate earnings results sent other major equity indexes lower as well. The Standard & Poor's 500SM Index, an index of 500 commonly held large-cap stocks, returned -21.68%, while the blue-chips' benchmark, the Dow Jones Industrial AverageSM, fell 8.11%. The extended weakness in equities during the past 12 months was a benefit to bonds, as risk-averse investors sought the relative safety that bonds historically provide. The Lehman Brothers Aggregate Bond Index - a broad measure of the U.S. taxable investment-grade bond market - returned 12.53% during the year. Among top-performing fixed-income categories, agencies got a boost from a reduction in political risk surrounding government-sponsored enterprises. Treasuries benefited from shrinking supply due to the Treasury Department's ongoing plan to repurchase its outstanding debt.

(Portfolio Manager photograph)
Note to shareholders:
Ren Cheng became sole Portfolio Manager of Fidelity Freedom Funds on March 2, 2001.

Q. How did the Funds perform, Ren?

A. For the 12 months that ended March 31, 2001, the Income, 2000 and 2010 portfolios returned 1.77%, -2.95% and -10.00%, respectively. The 2020 and 2030 portfolios returned -17.23% and -20.78%, respectively, during the same period. Each Freedom Fund compares its performance to a composite benchmark, which comprises various indexes and reflects the Fund's target allocation mix. During the past 12 months, the composite benchmarks for the Income, 2000 and 2010 portfolios returned 1.88%, -2.56% and -9.26%, respectively. The composite benchmarks for the 2020 and 2030 portfolios returned -16.58% and -20.06%, respectively, during the same period. Since its inception on September 6, 2000, through March 31, 2001, the 2040 portfolio returned -23.28%, while its composite benchmark returned -21.04%.

Q. What factors caused the portfolios to underperform their benchmarks during the past year?

A. There were two reasons. First, the Freedom Funds had some exposure to the more aggressive equity areas - such as technology stocks - that significantly underperformed the broader equity market. Specifically, two underlying investment portfolios - Fidelity OTC Portfolio and Fidelity Growth Company Fund - brought down relative performance. After a few years of making a valuable contribution to the Freedom Funds' relative outperformance, these underlying funds underperformed due to a correction in high-growth stocks that lasted throughout the period. Similarly, our exposure to the weak high-yield sector of the bond market - through our underlying investment portfolio Fidelity Capital & Income Fund - hindered our relative performance. Capital & Income's performance significantly lagged that of its comparable benchmark, the Merrill Lynch High Yield Master II Index.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. Aren't the Freedom Funds designed to protect investors during down markets, such as the one we've recently experienced?

A. Yes, and the structure of the Funds did just that. In fact, it did exactly what it was supposed to do. Let me explain. If you compare the relative performance of the Freedom Funds and their respective benchmarks, the difference in each Fund's relative performance is minimal - less than 1% in most cases. As you can see, the investment mix of each Freedom Fund kept those Funds with a more conservative asset allocation in better shape during the declining equity market than those Funds with a more aggressive asset allocation. The more conservative Funds also benefited from their higher exposure to relatively better performing fixed-income securities and money market investments than the more aggressive Funds. By consistently making sure that the age-appropriate risk factors of each Fund were closely correlated to that of its composite benchmark, the Funds' performance remained very closely tied to the benchmarks. During the past year, this strategy worked well due to daily monitoring of the diversification of each Fund and rebalancing of the investment mix of each Fund as necessary. The only portion of the structure we can't control is the stock-picking ability of the underlying fund managers, which hurt our relative performance in the aforementioned areas during this period. On the whole, however, the Funds have benefited from Fidelity's stock-picking expertise, achieving greater relative performance on the upside in strong market cycles than what they've given back in weak relative performance in down market cycles during the life of the Funds.

Q. Which investment categories performed well for the Funds?

A. The Funds' exposure to more conservative investments, such as stable growth companies and investment-grade bonds, lifted performance during the past year. The market rewarded stocks of companies with both consistent earnings growth and dividend yields in the decelerating economy. As a result, the Funds' underlying holdings in Equity Income and Growth & Income added a layer of relative stability to each Fund. At the same time, many equity investors retreated to less-volatile fixed-income securities, spurring demand for these securities. Having exposure to investment-grade bonds through underlying holdings of Investment Grade Bond, Intermediate Bond and Government Income, proved beneficial.

Q. Now that we've passed the year 2000, what will become of Freedom 2000 Fund?

A. It's still open to investors. The Freedom 2000 Fund has a unique asset allocation strategy that is still more aggressive than the Freedom Income Fund. These two Funds are designed to be different from each other until some time between 2005-2010. Freedom 2000 is designed for investors who have just retired or those who expect to retire within the next five years or so. While it is managed to an increasingly conservative asset allocation, Freedom 2000 still will be more aggressive than Freedom Income for the next four to nine years. The five-year window is there to allow me the flexibility to reduce riskier asset class exposure very gradually over time in a risk-controlled manner consistent with the Fund's objective - high total returns. The Freedom Funds' board of directors is not setting a merger date for Freedom 2000 until after its asset mix is the same as that of Freedom Income.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What is your outlook, Ren?

A. The market goes through cycles. What goes up must eventually come down. In the meantime, the important thing is to survive the current market volatility and achieve one's financial objectives over time. The Freedom Funds' investment structure - which involves consistently rebalancing the diversification of the Funds to achieve a pre-selected asset allocation based on risk management - is designed to achieve those objectives. We'll gradually reallocate each Freedom Fund's target investment mix during the coming months. The table below illustrates the target mix we'd like to achieve for each Fund by the next time we address our shareholders on September 30, 2001.

	Income	2000	2010	2020	2030	2040
Domestic Equity Funds	20.0%	25.7%	41.9%	60.8%	70.0%	75.0%
International Equity Funds	-	1.4%	5.5%	10.2%	12.7%	15.0%
Inv. Grade Fixed-Income Funds	40.0%	40.8%	38.6%	21.5%	9.5%	-
High Yield Fixed-Income Funds	-	1.6%	5.4%	7.5%	7.8%	10.0%
Money Market Funds	40.0%	30.5%	8.6%	-	-	-

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Reflecting the changes to the target investment mixes described above, each Fund's composite benchmark will change its allocation, as necessary, as of June 30, 2001. The table below illustrates these changes.

Composite Benchmarks

	Income	2000	2010	2020	2030	2040
Wilshire 5000	20.0%	26.3%	42.1%	60.6%	69.6%	75.0%
MSCI EAFE	-	1.8%	5.7%	10.3%	12.9%	15.0%
LB Aggregate Bond	40.0%	41.1%	38.6%	21.6%	9.6%	-
ML High Yield Master II	-	1.9%	5.3%	7.5%	7.9%	10.0%
LB 3 Month T-Bill	40.0%	28.9%	8.3%	-	-	-

Annual Report

Fund Talk: The Manager's Overview - continued

Fund Facts

Goal: The Income Fund seeks high current income and, as a secondary objective, capital appreciation. The 2000, 2010, 2020, 2030 and 2040 Funds each seek high total return. Each Fund seeks to achieve its goal by investing in a combination of underlying Fidelity equity, fixed-income and money market funds.

Start date: Income, 2000, 2010, 2020, 2030 -
October 17, 1996; 2040 - September 6, 2000

Fund numbers: Income (369); 2000 (370); 2010 (371); 2020 (372); 2030 (373); 2040 (718)

Trading symbol: FFFAX; FFFBX; FFFCX; FFFDX; FFFEX; FFFFX

Size: as of March 31, 2001, more than $618 million (Income); $900 million (2000); $2.8 billion (2010); $2.1 billion (2020); $1.3 billion (2030); $72 million (2040)

Manager: Ren Cheng, since inception; manager, various structured investments for Fidelity Management Trust Company; joined Fidelity in 1994

3

Ren Cheng on controlling risk:

"The declining equity market we've experienced during the past year has put the spotlight on one of the major strategies of the Freedom Funds: risk control. Over time, controlling the level of downside risk in a portfolio can have a major impact on long-term returns.

"The diversified structure of the Freedom Funds helps ensure that each Fund maintains an appropriate level of risk for its investment horizon, regardless of the volatile swings in the equity market. By keeping the asset allocation of each Fund in line with a specified target that moves according to the aging of the investor, returns never move too far in one direction from the benchmark. Freedom's asset allocation mixes were developed over a two-year period of in-depth research to determine the most successful diversification for each investor based upon retirement expectations.

"I manage the risk level in each Freedom Fund by daily monitoring of the asset allocation of each Fund. If, for example, a sector of the equity market soars by a record amount on a specific day, skewing the appropriate asset allocation mix higher than its target, I may sell a portion of the underlying equity funds to bring the equity weighting of the Fund back into line. As a result, I'm consistently selling those securities that rise, and buying others that have declined to keep the specified target mix. Over time, this method has proven to be very successful in controlling risk, while producing strong returns."

Annual Report

Fidelity Freedom Income Fund

Investment Changes

Fund Holdings as of March 31, 2001
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Blue Chip Growth Fund	2.8%	2.9%
Disciplined Equity Fund	2.8	3.0
Equity-Income Fund	2.9	3.1
Fidelity Fund	2.7	2.9
Growth & Income Portfolio	2.9	3.0
Growth Company Fund	1.6	3.0
Mid-Cap Stock Fund	1.5	0.0
OTC Portfolio	1.4	1.9
	18.6	19.8
Investment Grade Fixed-Income Funds
Government Income Fund	15.2	15.2
Intermediate Bond Fund	10.1	9.9
Investment Grade Bond Fund	15.4	15.2
	40.7	40.3
Money Market Fund
Fidelity Money Market Trust: Retirement Money Market Portfolio	40.7	39.9
	100.0%	100.0%

Annual Report

Investments - continued

Asset Allocation

Six months ago
19.8%
39.9%
40.3%
Current
18.6%
40.7%
40.7%
Expected
20.0%
40.0%
40.0%
Domestic Equity funds
Investment Grade Fixed-Income funds
Money Market fund

The six months ago allocation is based on the fund's holdings as of September 30, 2000. The current allocation is based on the fund's holdings as of March 31, 2001. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2001.

Annual Report

Fidelity Freedom Income Fund

Investments March 31, 2001

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 18.6%
	Shares	Value (Note 1)
Domestic Equity Funds - 18.6%
Blue Chip Growth Fund	397,449	$ 17,066,446
Disciplined Equity Fund	776,899	17,433,614
Equity-Income Fund	355,392	17,687,858
Fidelity Fund	603,729	16,976,855
Growth & Income Portfolio	475,141	17,775,009
Growth Company Fund	190,553	9,981,170
Mid-Cap Stock Fund	408,338	9,571,444
OTC Portfolio	284,415	8,398,775
TOTAL EQUITY FUNDS (Cost $132,189,402)		114,891,171
Fixed-Income Funds - 40.7%

Investment Grade Fixed-Income Funds - 40.7%
Government Income Fund	9,490,468	94,335,253
Intermediate Bond Fund	6,093,294	62,273,466
Investment Grade Bond Fund	13,079,116	94,954,382
TOTAL FIXED-INCOME FUNDS (Cost $246,587,615)		251,563,101
Money Market Fund - 40.7%

Fidelity Money Market Trust: Retirement Money Market Portfolio (Cost $251,512,704)	251,512,704	251,512,704
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 5.28%, dated 3/30/01 due 4/2/01 (Cost $273,000)	$ 273,120	273,000
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $630,562,721)		$ 618,239,976
Other Information
Purchases and redemptions of the underlying fund shares aggregated $500,259,161 and $164,151,560, respectively.
Income Tax Information

At March 31, 2001, the aggregate cost of investment securities for income tax purposes was $634,725,175. Net unrealized depreciation aggregated $16,485,199, of which $5,375,002 related to appreciated investment securities and $21,860,201 related to depreciated investment securities.

The fund hereby designates approximately $7,426,000 as a capital gain dividend for the purpose of the dividend paid deduction.
The fund designates 3% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders (unaudited).
The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2001
Assets
Investment in securities, at value (including repurchase agreements of $273,000) (cost $630,562,721) - See accompanying schedule		$ 618,239,976
Cash		275
Receivable for Freedom Fund shares sold		2,720,554
Dividends receivable		2,287,433
Total assets		623,248,238
Liabilities
Payable for underlying fund shares purchased	$ 3,379,572
Payable for Freedom Fund shares redeemed	1,659,105
Accrued management fee	40,599
Total liabilities		5,079,276
Net Assets		$ 618,168,962
Net Assets consist of:
Paid in capital		$ 627,589,057
Undistributed net investment income		2,450,479
Accumulated undistributed net realized gain (loss) on investments		452,171
Net unrealized appreciation (depreciation) on investments		(12,322,745)
Net Assets, for 56,533,711 shares outstanding		$ 618,168,962
Net Asset Value, offering price and redemption price per share ($618,168,962 ÷ 56,533,711 shares)		$10.93

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Income Fund
Financial Statements - continued

Statement of Operations

	Year ended March 31, 2001
Investment Income Income distributions from underlying funds		$ 21,281,216
Interest		15,514
Total income		21,296,730
Expenses
Management fee	$ 413,688
Non-interested trustees' compensation	1,356
Total expenses before reductions	415,044
Expense reductions	(170,821)	244,223
Net investment income		21,052,507
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(3,444,474)
Capital gain distributions from underlying funds	7,595,092	4,150,618
Change in net unrealized appreciation (depreciation) on investment securities		(21,520,687)
Net gain (loss)		(17,370,069)
Net increase (decrease) in net assets resulting from operations		$ 3,682,438
Other Information
Expense reductions Reimbursement from investment adviser		$ 80,473
Custodian credits		135
Transfer agent credits		90,213
		$ 170,821

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2001	Year ended March 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 21,052,507	$ 11,308,494
Net realized gain (loss)	4,150,618	7,947,484
Change in net unrealized appreciation (depreciation)	(21,520,687)	3,587,636
Net increase (decrease) in net assets resulting from operations	3,682,438	22,843,614
Distributions to shareholders From net investment income	(20,834,150)	(11,479,859)
From net realized gain	(7,884,765)	(2,572,145)
Total distributions	(28,718,915)	(14,052,004)
Share transactions Net proceeds from sales of Freedom Fund shares	685,433,022	325,878,686
Reinvestment of distributions	28,197,039	13,824,904
Cost of Freedom Fund shares redeemed	(377,258,685)	(239,298,677)
Net increase (decrease) in net assets resulting from share transactions	336,371,376	100,404,913
Total increase (decrease) in net assets	311,334,899	109,196,523
Net Assets
Beginning of period	306,834,063	197,637,540
End of period (including undistributed net investment income of $2,450,479 and $1,528,167, respectively)	$ 618,168,962	$ 306,834,063
Other Information Shares
Sold	61,116,231	28,961,004
Issued in reinvestment of distributions	2,512,558	1,231,741
Redeemed	(33,599,086)	(21,255,056)
Net increase (decrease)	30,029,703	8,937,689

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended March 31,	2001	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.58	$ 11.25	$ 10.95	$ 10.06	$ 10.00
Income from Investment Operations
Net investment income D	.57	.52	.49	.50	.22
Net realized and unrealized gain (loss)	(.37)	.45	.40	.96	(.02)
Total from investment operations	.20	.97	.89	1.46	.20
Less Distributions
From net investment income	(.59)	(.52)	(.47)	(.51)	(.14)
From net realized gain	(.26)	(.12)	(.12)	(.06)	-
Total distributions	(.85)	(.64)	(.59)	(.57)	(.14)
Net asset value, end of period	$ 10.93	$ 11.58	$ 11.25	$ 10.95	$ 10.06
Total Return B, C	1.77%	8.96%	8.41%	14.88%	1.99%
Ratios and Supplemental Data (amounts do not include the activity of the underlying funds)
Net assets, end of period (000 omitted)	$ 618,169	$ 306,834	$ 197,638	$ 55,472	$ 9,427
Ratio of expenses to average net assets	.08% F	.08% F	.08% F	.08% F	.08% A, F
Ratio of expenses to average net assets after expense reductions	.06% G	.07% G	.07% G	.08%	.08% A
Ratio of net investment income to average net assets	5.07%	4.59%	4.46%	4.71%	4.95% A
Portfolio turnover rate	40%	37%	29%	33%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period October 17, 1996 (commencement of operations) to March 31, 1997.

F FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2000 Fund

Investment Changes

Fund Holdings as of March 31, 2001
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Blue Chip Growth Fund	3.8%	4.6%
Disciplined Equity Fund	3.9	4.6
Equity-Income Fund	4.1	4.9
Fidelity Fund	3.8	4.6
Growth & Income Portfolio	4.2	4.7
Growth Company Fund	2.9	4.8
Mid-Cap Stock Fund	2.3	0.0
OTC Portfolio	1.9	2.9
	26.9	31.1
International Equity Funds
Diversified International Fund	0.6	0.7
Europe Fund	0.7	0.9
Japan Fund	0.2	0.3
Overseas Fund	0.5	0.7
Southeast Asia Fund	0.1	0.1
	2.1	2.7
High Yield Fixed-Income Funds
Capital & Income Fund	2.2	2.7
Investment Grade Fixed-Income Funds
Government Income Fund	15.6	15.1
Intermediate Bond Fund	10.2	9.9
Investment Grade Bond Fund	15.6	15.2
	41.4	40.2
Money Market Fund
Fidelity Money Market Trust: Retirement Money Market Portfolio	27.4	23.3
	100.0%	100.0%

Annual Report

Investments - continued

Asset Allocation

Six months ago

23.3% (MM)
31.1% (DE)
2.7% (IE)
2.7% (HY)
40.2% (IG)

Current

27.4% (MM)
26.9% (DE)
2.1% (IE)
2.2% (HY)
41.4% (IG)

Equity

DE = Domestic Equity funds

IE = International Equity funds

Fixed-income

HY = High Yield funds

IG = Investment Grade funds

Money Market fund (MM)

Expected

30.5% (MM)
25.7% (DE)
1.4% (IE)
1.6% (HY)
40.8% (IG)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2000. The current allocation is based on the fund's holdings as of March 31, 2001. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2001.

Annual Report

Fidelity Freedom 2000 Fund

Investments March 31, 2001

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 29.0%
	Shares	Value (Note 1)
Domestic Equity Funds - 26.9%
Blue Chip Growth Fund	807,323	$ 34,666,454
Disciplined Equity Fund	1,575,528	35,354,842
Equity-Income Fund	750,513	37,353,051
Fidelity Fund	1,220,331	34,315,697
Growth & Income Portfolio	1,003,736	37,549,761
Growth Company Fund	499,577	26,167,862
Mid-Cap Stock Fund	862,817	20,224,420
OTC Portfolio	568,254	16,780,552
TOTAL DOMESTIC EQUITY FUNDS		242,412,639
International Equity Funds - 2.1%
Diversified International Fund	247,698	4,795,424
Europe Fund	256,306	6,561,429
Japan Fund	137,338	1,652,180
Overseas Fund	152,702	4,657,401
Southeast Asia Fund	89,833	974,684
TOTAL INTERNATIONAL EQUITY FUNDS		18,641,118
TOTAL EQUITY FUNDS (Cost $293,886,336)		261,053,757
Fixed-Income Funds - 43.6%

High Yield Fixed-Income Funds - 2.2%
Capital & Income Fund	2,519,214	19,498,720
Investment Grade Fixed-Income Funds - 41.4%
Government Income Fund	14,096,018	140,114,419
Intermediate Bond Fund	9,036,421	92,352,224
Investment Grade Bond Fund	19,407,491	140,898,382
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		373,365,025
TOTAL FIXED-INCOME FUNDS (Cost $390,292,077)		392,863,745
Money Market Fund - 27.4%

Fidelity Money Market Trust: Retirement Money Market Portfolio (Cost $246,593,000)	246,592,999	246,593,000
Cash Equivalents - 0.0%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 5.28%, dated 3/30/01 due 4/2/01 (Cost $233,000)	$ 233,102	$ 233,000
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $931,004,413)		$ 900,743,502
Other Information
Purchases and redemptions of the underlying fund shares aggregated $615,162,099 and $376,357,923, respectively.
Income Tax Information

At March 31, 2001, the aggregate cost of investment securities for income tax purposes was $935,381,498. Net unrealized depreciation aggregated $34,637,996, of which $10,284,840 related to appreciated investment securities and $44,922,836 related to depreciated investment securities.

The fund hereby designates approximately $47,279,000 as a capital gain dividend for the purpose of the dividend paid deduction.

The fund designates 2% and 4% of the dividends distributed in May and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders (unaudited).

The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2000 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2001
Assets
Investment in securities, at value (including repurchase agreements of $233,000) (cost $931,004,413) - See accompanying schedule		$ 900,743,502
Cash		291
Receivable for Freedom Fund shares sold		18,092,084
Dividends receivable		3,072,991
Total assets		921,908,868
Liabilities
Payable for underlying fund shares purchased	$ 18,407,488
Payable for Freedom Fund shares redeemed	2,791,210
Accrued management fee	59,341
Total liabilities		21,258,039
Net Assets		$ 900,650,829
Net Assets consist of:
Paid in capital		$ 935,046,157
Undistributed net investment income		179,437
Accumulated undistributed net realized gain (loss) on investments		(4,313,854)
Net unrealized appreciation (depreciation) on investments		(30,260,911)
Net Assets, for 78,819,382 shares outstanding		$ 900,650,829
Net Asset Value, offering price and redemption price per share ($900,650,829 ÷ 78,819,382 shares)		$11.43

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2000 Fund
Financial Statements - continued

Statement of Operations

	Year ended March 31, 2001
Investment Income Income distributions from underlying funds		$ 32,867,656
Interest		6,801
Total income		32,874,457
Expenses
Management fee	$ 733,565
Non-interested trustees' compensation	2,488
Total expenses before reductions	736,053
Expense reductions	(303,642)	432,411
Net investment income		32,442,046
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	5,336,026
Capital gain distributions from underlying funds	20,861,100	26,197,126
Change in net unrealized appreciation (depreciation) on investment securities		(87,586,941)
Net gain (loss)		(61,389,815)
Net increase (decrease) in net assets resulting from operations		$ (28,947,769)
Other Information
Expense reductions Reimbursement from investment adviser		$ 146,613
Custodian credits		106
Transfer agent credits		156,923
		$ 303,642

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2000 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2001	Year ended March 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 32,442,046	$ 25,062,155
Net realized gain (loss)	26,197,126	38,011,230
Change in net unrealized appreciation (depreciation)	(87,586,941)	22,984,096
Net increase (decrease) in net assets resulting from operations	(28,947,769)	86,057,481
Distributions to shareholders From net investment income	(41,558,278)	(26,666,342)
From net realized gain	(52,371,160)	(14,199,445)
Total distributions	(93,929,438)	(40,865,787)
Share transactions Net proceeds from sales of Freedom Fund shares	775,409,749	492,959,491
Reinvestment of distributions	93,547,033	40,781,091
Cost of Freedom Fund shares redeemed	(589,376,859)	(398,701,795)
Net increase (decrease) in net assets resulting from share transactions	279,579,923	135,038,787
Total increase (decrease) in net assets	156,702,716	180,230,481
Net Assets
Beginning of period	743,948,113	563,717,632
End of period (including undistributed net investment income of $179,437 and $7,310,266, respectively)	$ 900,650,829	$ 743,948,113
Other Information Shares
Sold	62,548,900	38,299,772
Issued in reinvestment of distributions	7,750,687	3,206,894
Redeemed	(46,704,007)	(31,012,430)
Net increase (decrease)	23,595,580	10,494,236

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended March 31,	2001	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.47	$ 12.60	$ 11.98	$ 10.12	$ 10.00
Income from Investment Operations
Net investment income D	.55	.50	.45	.60	.18
Net realized and unrealized gain (loss)	(.91)	1.18	.78	1.71	.03
Total from investment operations	(.36)	1.68	1.23	2.31	.21
Less Distributions
From net investment income	(.75) H	(.52)	(.40)	(.33)	(.09)
From net realized gain	(.93) H	(.29)	(.21)	(.12)	-
Total distributions	(1.68)	(.81)	(.61)	(.45)	(.09)
Net asset value, end of period	$ 11.43	$ 13.47	$ 12.60	$ 11.98	$ 10.12
Total Return B, C	(2.95)%	13.81%	10.51%	23.25%	2.09%
Ratios and Supplemental Data (amounts do not include the activity of the underlying funds)
Net assets, end of period (000 omitted)	$ 900,651	$ 743,948	$ 563,718	$ 325,126	$ 15,946
Ratio of expenses to average net assets	.08% F	.08% F	.08% F	.08% F	.08% A, F
Ratio of expenses to average net assets after expense reductions	.06% G	.07% G	.07% G	.08%	.08% A
Ratio of net investment income to average net assets	4.41%	3.88%	3.76%	3.72%	4.00% A
Portfolio turnover rate	51%	37%	27%	24%	19% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period October 17, 1996 (commencement of operations) to March 31, 1997.

F FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

H The amounts shown reflect certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2010 Fund

Investment Changes

Fund Holdings as of March 31, 2001
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Blue Chip Growth Fund	6.0%	6.9%
Disciplined Equity Fund	6.3	7.0
Equity-Income Fund	6.6	7.4
Fidelity Fund	6.1	6.9
Growth & Income Portfolio	6.5	7.1
Growth Company Fund	4.7	7.1
Mid-Cap Stock Fund	3.1	0.0
OTC Portfolio	2.9	4.4
	42.2	46.8
International Equity Funds
Diversified International Fund	1.5	1.7
Europe Fund	2.1	2.2
Japan Fund	0.5	0.6
Overseas Fund	1.5	1.6
Southeast Asia Fund	0.3	0.2
	5.9	6.3
High Yield Fixed-Income Funds
Capital & Income Fund	5.5	5.8
Investment Grade Fixed-Income Funds
Government Income Fund	14.5	13.1
Intermediate Bond Fund	9.5	8.5
Investment Grade Bond Fund	14.5	13.1
	38.5	34.7
Money Market Fund
Fidelity Money Market Trust: Retirement Money Market Portfolio	7.9	6.4
	100.0%	100.0%

Annual Report

Investments - continued

Asset Allocation

Six months ago
6.4% (MM)
34.7% (IG)
46.8% (DE)
5.8% (HY)
6.3% (IE)
Current
7.9% (MM)
38.5% (IG)
42.2% (DE)
5.5% (HY)
5.9% (IE)
Equity
DE = Domestic Equity funds
IE = International Equity funds
Fixed-income
HY = High Yield funds
IG = Investment Grade funds
Money Market fund (MM)
Expected
8.6% (MM)
38.6% (IG)
41.9% (DE)
5.4% (HY)
5.5% (IE)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2000. The current allocation is based on the fund's holdings as of March 31, 2001. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2001.

Annual Report

Fidelity Freedom 2010 Fund

Investments March 31, 2001

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 48.1%
	Shares	Value (Note 1)
Domestic Equity Funds - 42.2%
Blue Chip Growth Fund	3,947,568	$ 169,508,566
Disciplined Equity Fund	7,846,378	176,072,727
Equity-Income Fund	3,743,060	186,292,108
Fidelity Fund	6,074,149	170,805,063
Growth & Income Portfolio	4,870,292	182,197,636
Growth Company Fund	2,553,534	133,754,137
Mid-Cap Stock Fund	3,717,751	87,144,087
OTC Portfolio	2,792,966	82,476,290
TOTAL DOMESTIC EQUITY FUNDS		1,188,250,614
International Equity Funds - 5.9%
Diversified International Fund	2,191,869	42,434,578
Europe Fund	2,260,299	57,863,660
Japan Fund	1,211,876	14,578,874
Overseas Fund	1,349,389	41,156,350
Southeast Asia Fund	787,800	8,547,631
TOTAL INTERNATIONAL EQUITY FUNDS		164,581,093
TOTAL EQUITY FUNDS (Cost $1,579,424,009)		1,352,831,707
Fixed-Income Funds - 44.0%

High Yield Fixed-Income Funds - 5.5%
Capital & Income Fund	20,200,789	156,354,109
Investment Grade Fixed-Income Funds - 38.5%
Government Income Fund	40,858,346	406,131,963
Intermediate Bond Fund	26,199,208	267,755,907
Investment Grade Bond Fund	56,249,684	408,372,705
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,082,260,575
TOTAL FIXED-INCOME FUNDS (Cost $1,229,387,290)		1,238,614,684
Money Market Fund - 7.9%
	Shares	Value (Note 1)
Fidelity Money Market Trust: Retirement Money Market Portfolio (Cost $221,452,664)	221,452,664	$ 221,452,664
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 5.28%, dated 3/30/01 due 4/2/01 (Cost $668,000)	$ 668,294	668,000
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $3,030,931,963)		$ 2,813,567,055
Other Information
Purchases and redemptions of the underlying fund shares aggregated $2,249,454,009 and $983,718,199, respectively.
Income Tax Information

At March 31, 2001, the aggregate cost of investment securities for income tax purposes was $3,049,110,415. Net unrealized depreciation aggregated $235,543,360, of which $49,334,882 related to appreciated investment securities and $284,878,242 related to depreciated investment securities.

The fund hereby designates approximately $97,573,000 as a capital gain dividend for the purpose of the dividend paid deduction.

The fund designates 4% and 9% of the dividends distributed in May and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders (unaudited).

The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2001
Assets
Investment in securities, at value (including repurchase agreements of $668,000) (cost $3,030,931,963) - See accompanying schedule		$ 2,813,567,055
Cash		475
Receivable for Freedom Fund shares sold		78,219,819
Dividends receivable		7,349,285
Total assets		2,899,136,634
Liabilities
Payable for underlying fund shares purchased	$ 81,690,080
Payable for Freedom Fund shares redeemed	4,139,186
Accrued management fee	184,841
Total liabilities		86,014,107
Net Assets		$ 2,813,122,527
Net Assets consist of:
Paid in capital		$ 2,949,871,028
Undistributed net investment income		27,578,147
Accumulated undistributed net realized gain (loss) on investments		53,038,260
Net unrealized appreciation (depreciation) on investments		(217,364,908)
Net Assets, for 217,480,651 shares outstanding		$ 2,813,122,527
Net Asset Value, offering price and redemption price per share ($2,813,122,527 ÷ 217,480,651 shares)		$12.94

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2010 Fund
Financial Statements - continued

Statement of Operations

	Year ended March 31, 2001
Investment Income Income distributions from underlying funds		$ 81,218,636
Interest		10,184
Total income		81,228,820
Expenses
Management fee	$ 2,318,775
Non-interested trustees' compensation	7,810
Total expenses before reductions	2,326,585
Expense reductions	(817,067)	1,509,518
Net investment income		79,719,302
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(10,570,760)
Capital gain distributions from underlying funds	111,421,748	100,850,988
Change in net unrealized appreciation (depreciation) on investment securities		(455,434,055)
Net gain (loss)		(354,583,067)
Net increase (decrease) in net assets resulting from operations		$ (274,863,765)
Other Information
Expense reductions Reimbursement from investment adviser		$ 463,682
Custodian credits		42
Transfer agent credits		353,343
		$ 817,067

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2010 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2001	Year ended March 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 79,719,302	$ 43,079,015
Net realized gain (loss)	100,850,988	104,776,910
Change in net unrealized appreciation (depreciation)	(455,434,055)	137,436,334
Net increase (decrease) in net assets resulting from operations	(274,863,765)	285,292,259
Distributions to shareholders From net investment income	(75,116,418)	(49,841,025)
From net realized gain	(102,117,158)	(39,013,598)
Total distributions	(177,233,576)	(88,854,623)
Share transactions Net proceeds from sales of Freedom Fund shares	2,364,648,227	1,114,303,078
Reinvestment of distributions	176,902,918	88,773,017
Cost of Freedom Fund shares redeemed	(1,289,418,132)	(475,336,139)
Net increase (decrease) in net assets resulting from share transactions	1,252,133,013	727,739,956
Total increase (decrease) in net assets	800,035,672	924,177,592
Net Assets
Beginning of period	2,013,086,855	1,088,909,263
End of period (including undistributed net investment income of $27,578,147 and $13,113,288, respectively)	$ 2,813,122,527	$ 2,013,086,855
Other Information Shares
Sold	164,429,543	76,923,629
Issued in reinvestment of distributions	12,537,941	6,204,166
Redeemed	(88,926,120)	(32,821,268)
Net increase (decrease)	88,041,364	50,306,527

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended March 31,	2001	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 15.55	$ 13.76	$ 12.81	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income D	.49	.43	.36	.30	.11
Net realized and unrealized gain (loss)	(1.97)	2.27	1.22	2.82	.15
Total from investment operations	(1.48)	2.70	1.58	3.12	.26
Less Distributions
From net investment income	(.46)	(.49)	(.35)	(.37)	(.11)
From net realized gain	(.67)	(.42)	(.28)	(.09)	-
Total distributions	(1.13)	(.91)	(.63)	(.46)	(.11)
Net asset value, end of period	$ 12.94	$ 15.55	$ 13.76	$ 12.81	$ 10.15
Total Return B, C	(10.00)%	20.32%	12.65%	31.31%	2.59%
Ratios and Supplemental Data (amounts do not include the activity of the underlying funds)
Net assets, end of period (000 omitted)	$ 2,813,123	$ 2,013,087	$ 1,088,909	$ 647,356	$ 23,600
Ratio of expenses to average net assets	.08% F	.08% F	.08% F	.08% F	.08% A, F
Ratio of expenses to average net assets after expense reductions	.06% G	.07% G	.07% G	.08%	.08% A
Ratio of net investment income to average net assets	3.43%	2.98%	2.82%	2.54%	2.56% A
Portfolio turnover rate	42%	33%	27%	20%	3% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period October 17, 1996 (commencement of operations) to March 31, 1997.

F FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2020 Fund

Investment Changes

Fund Holdings as of March 31, 2001
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Blue Chip Growth Fund	8.3%	9.4%
Disciplined Equity Fund	8.8	9.4
Equity-Income Fund	9.2	10.0
Fidelity Fund	8.6	9.4
Growth & Income Portfolio	9.3	9.6
Growth Company Fund	6.6	9.7
Mid-Cap Stock Fund	5.5	0.0
OTC Portfolio	4.1	5.9
	60.4	63.4
International Equity Funds
Diversified International Fund	2.7	2.7
Europe Fund	3.6	3.5
Japan Fund	0.9	1.0
Overseas Fund	2.6	2.6
Southeast Asia Fund	0.6	0.4
	10.4	10.2
High Yield Fixed-Income Funds
Capital & Income Fund	7.5	7.4
Investment Grade Fixed-Income Funds
Government Income Fund	8.1	7.1
Intermediate Bond Fund	5.4	4.7
Investment Grade Bond Fund	8.2	7.2
	21.7	19.0
	100.0%	100.0%

Annual Report

Investments - continued

Asset Allocation

Six months ago

19.0% (IG)
63.4% (DE)
7.4% (HY)
10.2% (IE)

Current

21.7% (IG)
60.4% (DE)
7.5% (HY)
10.4% (IE)

Equity

DE = Domestic Equity funds

IE = International Equity funds

Fixed-income

HY = High Yield funds

IG = Investment Grade funds

Expected

21.5% (IG)
60.8% (DE)
7.5% (HY)
10.2% (IE)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2000. The current allocation is based on the fund's holdings as of March 31, 2001. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2001.

Annual Report

Fidelity Freedom 2020 Fund

Investments March 31, 2001

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 70.8%
	Shares	Value (Note 1)
Domestic Equity Funds - 60.4%
Blue Chip Growth Fund	4,250,978	$ 182,536,986
Disciplined Equity Fund	8,591,867	192,801,496
Equity-Income Fund	4,060,465	202,089,350
Fidelity Fund	6,677,612	187,774,458
Growth & Income Portfolio	5,429,852	203,130,759
Growth Company Fund	2,754,857	144,299,434
Mid-Cap Stock Fund	5,132,323	120,301,663
OTC Portfolio	3,048,461	90,021,051
TOTAL DOMESTIC EQUITY FUNDS		1,322,955,197
International Equity Funds - 10.4%
Diversified International Fund	3,014,103	58,353,036
Europe Fund	3,105,712	79,506,237
Japan Fund	1,669,607	20,085,371
Overseas Fund	1,852,585	56,503,838
Southeast Asia Fund	1,074,035	11,653,275
TOTAL INTERNATIONAL EQUITY FUNDS		226,101,757
TOTAL EQUITY FUNDS (Cost $1,790,023,820)		1,549,056,954
Fixed-Income Funds - 29.2%

High Yield Fixed-Income Funds - 7.5%
Capital & Income Fund	21,404,441	165,670,373
Investment Grade Fixed-Income Funds - 21.7%
Government Income Fund	17,917,754	178,102,473
Intermediate Bond Fund	11,481,772	117,343,706
Investment Grade Bond Fund	24,661,801	179,044,677
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		474,490,856
TOTAL FIXED-INCOME FUNDS (Cost $649,375,761)		640,161,229
Cash Equivalents - 0.0%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 5.28%, dated 3/30/01 due 4/2/01 (Cost $369,000)	$ 369,162	$ 369,000
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,439,768,581)		$ 2,189,587,183
Other Information
Purchases and redemptions of the underlying fund shares aggregated $1,774,543,535 and $986,765,506, respectively.
Income Tax Information

At March 31, 2001, the aggregate cost of investment securities for income tax purposes was $2,451,905,363. Net unrealized depreciation aggregated $262,318,180, of which $40,238,298 related to appreciated investment securities and $302,556,478 related to depreciated investment securities.

The fund hereby designates approximately $109,967,000 as a capital gain dividend for the purpose of the dividend paid deduction.

The fund designates 6% and 14% of the dividends distributed in May and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders (unaudited).

The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2001
Assets
Investment in securities, at value (including repurchase agreements of $369,000) (cost $2,439,768,581) - See accompanying schedule		$ 2,189,587,183
Cash		466
Receivable for Freedom Fund shares sold		68,667,233
Dividends receivable		3,395,471
Total assets		2,261,650,353
Liabilities
Payable for underlying fund shares purchased	$ 68,136,933
Payable for Freedom Fund shares redeemed	4,009,253
Accrued management fee	143,219
Total liabilities		72,289,405
Net Assets		$ 2,189,360,948
Net Assets consist of:
Paid in capital		$ 2,354,832,039
Undistributed net investment income		13,273,349
Accumulated undistributed net realized gain (loss) on investments		71,436,958
Net unrealized appreciation (depreciation) on investments		(250,181,398)
Net Assets, for 166,985,885 shares outstanding		$ 2,189,360,948
Net Asset Value and redemption price per share ($2,189,360,948 ÷ 166,985,885 shares)		$13.11

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2020 Fund
Financial Statements - continued

Statement of Operations

	Year ended March 31, 2001
Investment Income Income distributions from underlying funds		$ 45,548,783
Interest		11,175
Total income		45,559,958
Expenses
Management fee	$ 1,928,024
Non-interested trustees' compensation	6,602
Total expenses before reductions	1,934,626
Expense reductions	(707,954)	1,226,672
Net investment income		44,333,286
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	3,598,752
Capital gain distributions from underlying funds	129,425,256	133,024,008
Change in net unrealized appreciation (depreciation) on investment securities		(566,388,072)
Net gain (loss)		(433,364,064)
Net increase (decrease) in net assets resulting from operations		$ (389,030,778)
Other Information
Expense reductions Reimbursement from investment adviser		$ 385,507
Transfer agent credits		322,447
		$ 707,954

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2001	Year ended March 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 44,333,286	$ 27,825,560
Net realized gain (loss)	133,024,008	114,727,926
Change in net unrealized appreciation (depreciation)	(566,388,072)	197,716,542
Net increase (decrease) in net assets resulting from operations	(389,030,778)	340,270,028
Distributions to shareholders From net investment income	(50,180,674)	(30,565,990)
In excess of net investment income	-	(9,190,347)
From net realized gain	(119,916,276)	(45,679,122)
Total distributions	(170,096,950)	(85,435,459)
Share transactions Net proceeds from sales of Freedom Fund shares	1,757,608,368	1,070,824,990
Reinvestment of distributions	169,837,065	85,369,347
Cost of Freedom Fund shares redeemed	(1,143,135,100)	(441,498,703)
Net increase (decrease) in net assets resulting from share transactions	784,310,333	714,695,634
Total increase (decrease) in net assets	225,182,605	969,530,203
Net Assets
Beginning of period	1,964,178,343	994,648,140
End of period (including undistributed net investment income of $13,273,349 and $8,148,012, respectively)	$ 2,189,360,948	$ 1,964,178,343
Other Information Shares
Sold	114,581,357	67,843,604
Issued in reinvestment of distributions	11,203,912	5,511,982
Redeemed	(72,488,074)	(28,010,025)
Net increase (decrease)	53,297,195	45,345,561

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Year ended March 31,	2001	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 17.28	$ 14.55	$ 13.28	$ 10.21	$ 10.00
Income from Investment Operations
Net investment income D	.35	.32	.27	.21	.08
Net realized and unrealized gain (loss)	(3.17)	3.43	1.55	3.33	.22
Total from investment operations	(2.82)	3.75	1.82	3.54	.30
Less Distributions
From net investment income	(.39)	(.35)	(.28)	(.34)	(.09)
In excess of net investment income	-	(.10)	-	-	-
From net realized gain	(.96)	(.57)	(.27)	(.13)	-
Total distributions	(1.35)	(1.02)	(.55)	(.47)	(.09)
Net asset value, end of period	$ 13.11	$ 17.28	$ 14.55	$ 13.28	$ 10.21
Total Return B, C	(17.23)%	26.74%	14.00%	35.36%	2.99%
Ratios and Supplemental Data (amounts do not include the activity of the underlying funds)
Net assets, end of period (000 omitted)	$ 2,189,361	$ 1,964,178	$ 994,648	$ 577,603	$ 14,958
Ratio of expenses to average net assets	.08% F	.08% F	.08% F	.08% F	.08% A, F
Ratio of expenses to average net assets after expense reductions	.06% G	.07% G	.07% G	.08%	.08% A
Ratio of net investment income to average net assets	2.29%	2.07%	2.03%	1.76%	1.75% A
Portfolio turnover rate	50%	28%	18%	15%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period October 17, 1996 (commencement of operations) to March 31, 1997.

F FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2030 Fund

Investment Changes

Fund Holdings as of March 31, 2001
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Blue Chip Growth Fund	9.7%	10.4%
Disciplined Equity Fund	10.1	10.5
Equity-Income Fund	10.7	11.2
Fidelity Fund	9.8	10.4
Growth & Income Portfolio	10.5	10.6
Growth Company Fund	7.9	10.8
Mid-Cap Stock Fund	5.7	0.0
OTC Portfolio	4.7	6.6
	69.1	70.5
International Equity Funds
Diversified International Fund	3.4	3.3
Europe Fund	4.6	4.4
Japan Fund	1.1	1.2
Overseas Fund	3.2	3.3
Southeast Asia Fund	0.7	0.5
	13.0	12.7
High Yield Fixed-Income Funds
Capital & Income Fund	8.2	8.3
Investment Grade Fixed-Income Funds
Government Income Fund	3.6	3.2
Intermediate Bond Fund	2.4	2.1
Investment Grade Bond Fund	3.7	3.2
	9.7	8.5
	100.0%	100.0%

Annual Report

Investments - continued

Asset Allocation

Six months ago

8.5% (IG)
8.3% (HY)
70.5% (DE)
12.7% (IE)

Current

9.7% (IG)
8.2% (HY)
69.1% (DE)
13.0% (IE)

Equity

DE = Domestic Equity funds
IE = International Equity funds

Fixed-income

HY = High Yield funds
IG = Investment Grade funds

Expected

9.5% (IG)
7.8% (HY)
70.0% (DE)
12.7% (IE)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2000. The current allocation is based on the fund's holdings as of March 31, 2001. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2001.

Annual Report

Fidelity Freedom 2030 Fund

Investments March 31, 2001

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.1%
	Shares	Value (Note 1)
Domestic Equity Funds - 69.1%
Blue Chip Growth Fund	3,120,724	$ 134,003,905
Disciplined Equity Fund	6,201,570	139,163,232
Equity-Income Fund	2,962,165	147,426,952
Fidelity Fund	4,802,335	135,041,670
Growth & Income Portfolio	3,872,362	144,865,047
Growth Company Fund	2,067,962	108,319,870
Mid-Cap Stock Fund	3,320,326	77,828,444
OTC Portfolio	2,190,883	64,696,779
TOTAL DOMESTIC EQUITY FUNDS		951,345,899
International Equity Funds - 13.0%
Diversified International Fund	2,389,878	46,268,040
Europe Fund	2,459,814	62,971,247
Japan Fund	1,316,657	15,839,387
Overseas Fund	1,467,575	44,761,042
Southeast Asia Fund	851,412	9,237,817
TOTAL INTERNATIONAL EQUITY FUNDS		179,077,533
TOTAL EQUITY FUNDS (Cost $1,385,054,510)		1,130,423,432
Fixed-Income Funds - 17.9%

High Yield Fixed-Income Funds - 8.2%
Capital & Income Fund	14,560,275	112,696,530
Investment Grade Fixed-Income Funds - 9.7%
Government Income Fund	5,038,783	50,085,503
Intermediate Bond Fund	3,230,044	33,011,051
Investment Grade Bond Fund	6,932,714	50,331,500
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		133,428,054
TOTAL FIXED-INCOME FUNDS (Cost $260,204,168)		246,124,584
Cash Equivalents - 0.0%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 5.28%, dated 3/30/01 due 4/2/01 (Cost $333,000)	$ 333,146	$ 333,000
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,645,591,678)		$ 1,376,881,016
Other Information
Purchases and redemptions of the underlying fund shares aggregated $1,081,786,879 and $483,434,613, respectively.
Income Tax Information

At March 31, 2001, the aggregate cost of investment securities for income tax purposes was $1,657,923,100. Net unrealized depreciation aggregated $281,042,084, of which $14,018,363 related to appreciated investment securities and $295,060,447 related to depreciated investment securities.

The fund hereby designates approximately $56,321,000 as a capital gain dividend for the purpose of the dividend paid deduction.

The fund designates 7% and 20% of the dividends distributed in May and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders (unaudited).

The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2001
Assets
Investment in securities, at value (including repurchase agreements of $333,000) (cost $1,645,591,678) - See accompanying schedule		$ 1,376,881,016
Cash		399
Receivable for Freedom Fund shares sold		30,267,198
Dividends receivable		1,386,447
Total assets		1,408,535,060
Liabilities
Payable for underlying fund shares purchased	$ 28,836,363
Payable for Freedom Fund shares redeemed	2,833,141
Accrued management fee	91,210
Total liabilities		31,760,714
Net Assets		$ 1,376,774,346
Net Assets consist of:
Paid in capital		$ 1,586,133,775
Undistributed net investment income		5,958,439
Accumulated undistributed net realized gain (loss) on investments		53,392,794
Net unrealized appreciation (depreciation) on investments		(268,710,662)
Net Assets, for 104,065,920 shares outstanding		$ 1,376,774,346
Net Asset Value, offering price and redemption price per share ($1,376,774,346 ÷ 104,065,920 shares)		$13.23

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2030 Fund
Financial Statements - continued

Statement of Operations

	Year ended March 31, 2001
Investment Income Income distributions from underlying funds		$ 23,463,056
Interest		9,133
Total income		23,472,189
Expenses
Management fee	$ 1,292,525
Non-interested trustees' compensation	4,417
Total expenses before reductions	1,296,942
Expense reductions	(512,703)	784,239
Net investment income		22,687,950
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(11,951,513)
Capital gain distributions from underlying funds	102,030,424	90,078,911
Change in net unrealized appreciation (depreciation) on investment securities		(426,243,114)
Net gain (loss)		(336,164,203)
Net increase (decrease) in net assets resulting from operations		$ (313,476,253)
Other Information
Expense reductions Reimbursement from investment adviser		$ 246,829
Custodian credits		171
Transfer agent credits		265,703
		$ 512,703

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2001	Year ended March 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 22,687,950	$ 10,839,705
Net realized gain (loss)	90,078,911	47,888,924
Change in net unrealized appreciation (depreciation)	(426,243,114)	124,367,144
Net increase (decrease) in net assets resulting from operations	(313,476,253)	183,095,773
Distributions to shareholders From net investment income	(28,449,892)	(11,857,366)
In excess of net investment income	-	(5,567,916)
From net realized gain	(55,650,054)	(16,766,828)
Total distributions	(84,099,946)	(34,192,110)
Share transactions Net proceeds from sales of Freedom Fund shares	1,229,029,574	1,047,707,036
Reinvestment of distributions	83,928,163	34,158,038
Cost of Freedom Fund shares redeemed	(754,976,011)	(380,056,821)
Net increase (decrease) in net assets resulting from share transactions	557,981,726	701,808,253
Total increase (decrease) in net assets	160,405,527	850,711,916
Net Assets
Beginning of period	1,216,368,819	365,656,903
End of period (including undistributed net investment income of $5,958,439 and $3,131,754, respectively)	$ 1,376,774,346	$ 1,216,368,819
Other Information Shares
Sold	76,979,701	64,352,067
Issued in reinvestment of distributions	5,383,097	2,150,226
Redeemed	(46,473,133)	(23,460,029)
Net increase (decrease)	35,889,665	43,042,264

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended March 31,	2001	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 17.84	$ 14.55	$ 13.42	$ 10.21	$ 10.00
Income from Investment Operations
Net investment income D	.28	.27	.25	.22	.08
Net realized and unrealized gain (loss)	(3.84)	3.91	1.60	3.42	.22
Total from investment operations	(3.56)	4.18	1.85	3.64	.30
Less Distributions
From net investment income	(.34)	(.28)	(.24)	(.17)	(.09)
In excess of net investment income	-	(.13)	-	(.14)	-
From net realized gain	(.71)	(.48)	(.48)	(.12)	-
Total distributions	(1.05)	(.89)	(.72)	(.43)	(.09)
Net asset value, end of period	$ 13.23	$ 17.84	$ 14.55	$ 13.42	$ 10.21
Total Return B, C	(20.78)%	29.64%	14.29%	36.28%	2.99%
Ratios and Supplemental Data (amounts do not include the activity of the underlying funds)
Net assets, end of period (000 omitted)	$ 1,376,774	$ 1,216,369	$ 365,657	$ 115,072	$ 5,725
Ratio of expenses to average net assets	.08% F	.08% F	.08% F	.08% F	.08% A, F
Ratio of expenses to average net assets after expense reductions	.06% G	.07% G	.07% G	.08%	.08% A
Ratio of net investment income to average net assets	1.75%	1.71%	1.87%	1.78%	1.71% A
Portfolio turnover rate	37%	26%	16%	34%	19% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period October 17, 1996 (commencement of operations) to March 31, 1997.

F FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2040 Fund

Investment Changes

Fund Holdings as of March 31, 2001
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Blue Chip Growth Fund	10.9%	11.2%
Disciplined Equity Fund	11.3	11.2
Equity-Income Fund	11.9	11.4
Fidelity Fund	11.0	11.2
Growth & Income Portfolio	11.6	11.3
Growth Company Fund	6.5	11.4
Mid-Cap Stock Fund	6.2	0.0
OTC Portfolio	5.3	7.3
	74.7	75.0
International Equity Funds
Diversified International Fund	3.8	3.8
Europe Fund	5.2	5.3
Japan Fund	1.5	1.5
Overseas Fund	3.8	3.7
Southeast Asia Fund	0.8	0.7
	15.1	15.0
High Yield Fixed-Income Funds
Capital & Income Fund	10.2	10.0
	100.0%	100.0%

Annual Report

Investments - continued

Asset Allocation

Six months ago

10.0% (HY)
15.0% (IE)
75.0% (DE)

Current

10.2% (HY)
15.1% (IE)
74.7% (DE)

Equity

DE = Domestic Equity funds

IE = International Equity funds

Fixed-income

HY = High Yield funds

Expected

10.0% (HY)
15.0% (IE)
75.0% (DE)

The six months ago allocation is based on the fund's holdings as of September 30, 2000. The current allocation is based on the fund's holdings as of March 31, 2001. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2001.

Annual Report

Fidelity Freedom 2040 Fund

Investments March 31, 2001

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 89.8%
	Shares	Value (Note 1)
Domestic Equity Funds - 74.7%
Blue Chip Growth Fund	184,833	$ 7,936,726
Disciplined Equity Fund	365,445	8,200,580
Equity-Income Fund	173,256	8,622,974
Fidelity Fund	284,095	7,988,763
Growth & Income Portfolio	226,191	8,461,791
Growth Company Fund	90,182	4,723,754
Mid-Cap Stock Fund	192,207	4,505,342
OTC Portfolio	129,309	3,818,504
TOTAL DOMESTIC EQUITY FUNDS		54,258,434
International Equity Funds - 15.1%
Diversified International Fund	142,453	2,757,888
Europe Fund	147,724	3,781,737
Japan Fund	92,562	1,113,519
Overseas Fund	89,904	2,742,075
Southeast Asia Fund	51,345	557,097
TOTAL INTERNATIONAL EQUITY FUNDS		10,952,316
TOTAL EQUITY FUNDS (Cost $75,605,382)		65,210,750
Fixed-Income Funds - 10.2%

High Yield Fixed-Income Funds - 10.2%
Capital & Income Fund (Cost $7,658,035)	957,904	7,414,180
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $83,263,417)		$ 72,624,930
Other Information
Purchases and redemptions of the underlying fund shares aggregated $91,631,369 and $7,787,156, respectively.
Income Tax Information

At March 31, 2001, the aggregate cost of investment securities for income tax purposes was $83,844,215. Net unrealized depreciation aggregated $11,219,285, of which $56,303 related to appreciated investment securities and $11,275,588 related to depreciated investment securities.

The fund designates 29% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders (unaudited).
The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2001
Assets
Investment in securities, at value (cost $83,263,417) - See accompanying schedule		$ 72,624,930
Cash		787
Receivable for Freedom Fund shares sold		2,241,892
Dividends receivable		43,552
Total assets		74,911,161
Liabilities
Payable for underlying fund shares purchased	$ 2,243,070
Payable for Freedom Fund shares redeemed	42,404
Accrued management fee	4,389
Total liabilities		2,289,863
Net Assets		$ 72,621,298
Net Assets consist of:
Paid in capital		$ 82,467,311
Undistributed net investment income		126,231
Accumulated undistributed net realized gain (loss) on investments		666,243
Net unrealized appreciation (depreciation) on investments		(10,638,487)
Net Assets, for 9,527,647 shares outstanding		$ 72,621,298
Net Asset Value, offering price and redemption price per share ($72,621,298 ÷ 9,527,647 shares)		$7.62

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2040 Fund
Financial Statements - continued

Statement of Operations

	September 6, 2000 (commencement of operations) to March 31, 2001
Investment Income Income distributions from underlying funds		$ 291,527
Interest		760
Total income		292,287
Expenses
Management fee	$ 19,707
Non-interested trustees' compensation	43
Total expenses before reductions	19,750
Expense reductions	(4,453)	15,297
Net investment income		276,990
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(580,797)
Capital gain distributions from underlying funds	1,271,185	690,388
Change in net unrealized appreciation (depreciation) on investment securities		(10,638,487)
Net gain (loss)		(9,948,099)
Net increase (decrease) in net assets resulting from operations		$ (9,671,109)
Other Information
Expense reductions Reimbursement from investment adviser		3,824
Transfer agent credits		629
		$ 4,453

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

September 6, 2000 (commencement of operations) to March 31, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 276,990
Net realized gain (loss)	690,388
Change in net unrealized appreciation (depreciation)	(10,638,487)
Net increase (decrease) in net assets resulting from operations	(9,671,109)
Distributions to shareholders from net investment income	(174,940)
Share transactions Net proceeds from sales of Freedom Fund shares	103,457,536
Reinvestment of distributions	165,829
Cost of Freedom Fund shares redeemed	(21,156,018)
Net increase (decrease) in net assets resulting from share transactions	82,467,347
Total increase (decrease) in net assets	72,621,298
Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $126,231)	$ 72,621,298
Other Information Shares
Sold	11,998,745
Issued in reinvestment of distributions	18,952
Redeemed	(2,490,050)
Net increase (decrease)	9,527,647

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Period ended March 31, 2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.07
Net realized and unrealized gain (loss)	(2.39)
Total from investment operations	(2.32)
Less distributions from net investment income	(.06)
Net asset value, end of period	$ 7.62
Total Return B, C	(23.28)%
Ratios and Supplemental Data (amounts do not include the activity of the underlying funds)
Net assets, end of period (000 omitted)	$ 72,621
Ratio of expenses to average net assets	.08% A, E
Ratio of net investment income to average net assets	1.46% A
Portfolio turnover rate	38% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

F For the period September 6, 2000 (commencement of operations) to March 31, 2001.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2001

1. Significant Accounting Policies.

Freedom Income Fund, Freedom 2000 Fund, Freedom 2010 Fund, Freedom 2020 Fund, Freedom 2030 Fund and Freedom 2040 Fund (the funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Delaware business trust. Each fund is authorized to issue an unlimited number of shares. The funds primarily invest in a combination of other Fidelity equity, fixed income, and money market funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund, except for Freedom 2040 Fund, is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. Freedom 2040 Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

Investment Income. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust. Expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders. Distributions from net investment income to shareholders of the Freedom Income Fund are paid monthly, while distributions from capital gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions to shareholders of the other Freedom Funds are recorded on the ex-dividend date.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales. The funds also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions, normally shares of the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Information regarding purchases and redemptions of the Underlying Funds' shares is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. Each fund pays a management fee to Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR. Strategic Advisers receives a fee that is computed daily at an annual rate of .10% of the fund's average net assets. The management fee paid to Strategic Advisers by each fund is reduced by an amount equal to the fees and expenses paid by each fund to the non-interested Trustees.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each fund. Pursuant to this agreement, FMR pays all expenses of each fund, except the compensation of the non-interested trustees and certain exceptions such as interest, taxes, brokerage commissions, and extraordinary expenses. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each fund. For the services under the agreement, Strategic Advisers pays FMR a monthly administration fee equal to the management fee received by Strategic Advisers, minus an amount equal to an annual rate of .02% of each fund's average net assets.

5. Expense Reductions.

FMR voluntarily agreed to reimburse each fund's total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .08% of the fund's average net assets.

In addition, through arrangements with the funds' custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's Statement of Operations.

6. Beneficial Interest.

At the end of the period, one shareholder was record owner of approximately 13% of the total outstanding shares of the Freedom 2000 Fund.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2030 Fund, and Fidelity Freedom 2040 Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2030 Fund and Fidelity Freedom 2040 Fund (funds of Fidelity Aberdeen Trust) at March 31, 2001, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Aberdeen Street Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
May 9, 2001

Annual Report

Distributions

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Fund	Pay Date	Record Date	Dividends	Capital Gains
Freedom Income	5/7/01	5/4/01	$.04	$.07
Freedom 2010	5/7/01	5/4/01	$.11	$.27
Freedom 2020	5/7/01	5/4/01	$.07	$.43
Freedom 2030	5/7/01	5/4/01	$.05	$.53
Freedom 2040	5/7/01	5/4/01	$.01	$.11

Each fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends. A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Freedom Income	8.16%
Freedom 2000	7.38%
Freedom 2010	5.61%

The funds will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

Scott D. Stewart, Vice President

Ren Y. Cheng, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Thomas J. Simpson, Assistant Treasurer

John H. Costello, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Asset Allocation Funds

Asset ManagerSM

Asset Manager AggressiveSM

Asset Manager: Growth®

Asset Manager: Income®

Fidelity Freedom Funds ® -
Income, 2000, 2010, 2020, 2030, 2040

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